Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000032269
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Mid Cap Growth Fund
Account Value	$ 23,399	$ 20,945	$ 18,152	$ 14,879	$ 19,761	$ 14,217	$ 13,073	$ 11,698	$ 10,690	$ 9,003	$ 10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	33,822	29,335	23,825	20,029	23,253	16,130	15,141	13,893	12,104	10,214	10,000
Russell Midcap® Growth Index
Account Value [Line Items]
Account Value	$ 31,408	$ 24,830	$ 21,582	$ 17,527	$ 24,888	$ 17,311	$ 15,468	$ 13,576	$ 11,454	$ 9,786	$ 10,000